UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 91.4%
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 2.9%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	$1,140,000	$1,514,275
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,000,000	1,022,502
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	640,000	803,389
Ford Motor Credit Co., LLC, Senior Notes	4.250%	9/20/22	380,000	413,279
General Motors Co., Senior Notes	4.875%	10/2/23	1,470,000	1,608,718
General Motors Co., Senior Notes	5.200%	4/1/45	490,000	544,653
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	930,000	989,287

Total Automobiles				6,896,103

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	170,000	181,262
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	480,000	474,000	(a)

Total Hotels, Restaurants & Leisure				655,262

Household Durables - 0.6%
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	1,140,000	1,174,200
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	160,000	183,200

Total Household Durables				1,357,400

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	180,000	194,072

Media - 7.1%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	3,266,419
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	3,427,870
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,734,556
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,250,000	1,414,062
DISH DBS Corp., Senior Notes	5.875%	11/15/24	700,000	698,250
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	110,000	133,125
Time Warner Cable Inc., Senior Bonds	4.500%	9/15/42	120,000	120,317
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,390,000	1,718,803
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	370,000	534,390
Time Warner Inc., Senior Notes	4.900%	6/15/42	250,000	275,310
UBM PLC, Notes	5.750%	11/3/20	740,000	812,974	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,170,000	(a)
WPP Finance 2010, Senior Notes	5.625%	11/15/43	260,000	314,116

Total Media				16,620,192

Specialty Retail - 0.7%
American Greetings Corp., Senior Notes	7.375%	12/1/21	280,000	300,300
Gap Inc., Senior Notes	5.950%	4/12/21	1,240,000	1,419,604

Total Specialty Retail				1,719,904

TOTAL CONSUMER DISCRETIONARY				27,442,933

CONSUMER STAPLES - 4.2%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	7.750%	1/15/19	450,000	544,807
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	140,000	145,600
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	590,000	687,747	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	960,000	1,164,548	(a)

Total Beverages				2,542,702

Food Products - 0.7%
Kraft Foods Group Inc., Senior Notes	5.000%	6/4/42	540,000	586,310
Mondelez International Inc., Senior Notes	5.375%	2/10/20	491,000	562,514
Mondelez International Inc., Senior Notes	4.000%	2/1/24	410,000	444,752

Total Food Products				1,593,576

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 2.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$1,000,000	$1,287,459
Altria Group Inc., Senior Notes	9.950%	11/10/38	430,000	751,052
Altria Group Inc., Senior Notes	10.200%	2/6/39	280,000	498,380
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	540,000	659,455
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	470,000	672,523
Lorillard Tobacco Co., Senior Notes	7.000%	8/4/41	510,000	663,767
Reynolds American Inc., Senior Notes	4.750%	11/1/42	1,220,000	1,242,038

Total Tobacco				5,774,674

TOTAL CONSUMER STAPLES				9,910,952

ENERGY - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	340,000	364,885
Apache Corp., Senior Notes	6.000%	1/15/37	150,000	180,079
Apache Corp., Senior Notes	5.100%	9/1/40	140,000	149,937
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	175,871
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	704,693
ConocoPhillips, Notes	6.500%	2/1/39	1,500,000	2,051,427
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	1,080,000	1,514,592
Ecopetrol SA, Senior Notes	5.875%	5/28/45	284,000	274,032
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	420,000	483,000
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	938,931
Hess Corp., Notes	8.125%	2/15/19	1,400,000	1,678,769
Hess Corp., Notes	7.875%	10/1/29	440,000	581,939
Hess Corp., Senior Bonds	6.000%	1/15/40	520,000	607,218
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,320,000	1,656,031
Kerr-McGee Corp., Notes	7.875%	9/15/31	710,000	990,070
Kinder Morgan Energy Partners LP, Senior Notes	5.950%	2/15/18	800,000	881,349
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	787,250	(a)
Marathon Petroleum Corp., Senior Notes	3.625%	9/15/24	560,000	572,131
MEG Energy Corp., Senior Notes	6.375%	1/30/23	900,000	859,500	(a)
Murray Energy Corp., Senior Secured Notes	8.625%	6/15/21	650,000	633,750	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	768,955
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	259,743
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	1,000,000	1,155,650
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	440,000	399,934
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	109,000	100,822
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	250,000	275,625
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	89,692
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	32,000	33,980
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	410,000	438,700
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	10,000	10,670
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	860,000	807,726
Valero Energy Corp., Senior Notes	9.375%	3/15/19	700,000	877,156
Williams Cos. Inc., Notes	7.875%	9/1/21	952,000	1,077,653
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,109,200
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	69,751
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	174,716
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	507,093

TOTAL ENERGY				24,242,520

FINANCIALS - 35.6%
Banks - 15.5%
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	970,000	1,002,737	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	400,000	424,875	(b)(c)
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	3,338,176
Bank of America Corp., Senior Notes	5.625%	7/1/20	180,000	207,296

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	5.875%	2/7/42	$1,340,000	$1,722,161
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	630,000	722,137
CIT Group Inc., Secured Notes	6.625%	4/1/18	480,000	525,000	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	350,000	370,125
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	470,000	479,988	(b)(c)
Citigroup Inc., Senior Notes	6.000%	8/15/17	2,250,000	2,483,010
Citigroup Inc., Senior Notes	8.500%	5/22/19	500,000	622,851
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,350,000	2,107,191
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	850,000	964,377
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	839,826
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	5.750%	12/1/43	750,000	933,714
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	500,000	596,250	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,000,000	1,029,500	(b)(c)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	700,000	717,062	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,006,821
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	914,000
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,060,000	1,091,800	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	710,000	891,050	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	1,170,000	1,369,723
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,540,000	1,729,118
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	168,182
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	820,000	976,701
Societe Generale SA, Junior Subordinated Notes	6.000%	1/27/20	600,000	573,000	(a)(b)(c)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	760,000	843,323	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	4/16/15	410,000	409,488	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	4,400,000	4,925,787
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	610,000	638,975	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	300,000	317,250	(b)(c)
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	200,000	244,918

Total Banks				36,186,412

Capital Markets - 8.5%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	1,570,000	1,814,374
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,540,000	1,530,606	(a)(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.950%	1/18/18	4,250,000	4,740,488
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	597,777
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,344,743
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	960,000	1,019,505	(a)
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	990,000	1,135,316
Merrill Lynch & Co. Inc., Subordinated Notes	7.750%	5/14/38	670,000	973,540
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,750,000	1,992,002
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	2,219,350
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	187,503
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	330,000	401,990

Total Capital Markets				19,957,194

Consumer Finance - 1.7%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,620,000	1,939,428
SLM Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,583,725
SLM Corp., Senior Notes	6.125%	3/25/24	480,000	483,600

Total Consumer Finance				4,006,753

Diversified Financial Services - 5.9%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	400,000	415,000	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	360,000	414,507	(a)
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	924,630

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
General Electric Capital Corp., Junior Subordinated Bonds	7.125%	6/15/22	$100,000	$118,125	(b)(c)
General Electric Capital Corp., Junior Subordinated Bonds	6.250%	12/15/22	1,000,000	1,116,250	(b)(c)
General Electric Capital Corp., Notes	5.300%	2/11/21	130,000	149,965
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	2,820,000	4,107,291
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	210,000	228,942	(b)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.370%	12/21/65	800,000	760,000	(a)(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	810,000	928,462
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	247,225
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	410,850
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	670,000	713,550	(a)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	1,200,000	1,368,000	(a)
Voya Financial Inc., Senior Notes	5.500%	7/15/22	1,260,000	1,457,979
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000	527,750	(a)(b)

Total Diversified Financial Services				13,888,526

Insurance - 3.7%
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	90,000	96,750
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,219,804
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	349,079
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	330,000	348,975	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	330,000	397,650	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,064,262	(a)
MetLife Inc., Senior Notes	6.817%	8/15/18	1,300,000	1,517,177
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	520,000	838,640	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	759,479	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	1,050,000	1,471,200	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	549,869

Total Insurance				8,612,885

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	636,267

TOTAL FINANCIALS				83,288,037

HEALTH CARE - 3.8%
Biotechnology - 1.1%
Amgen Inc., Senior Notes	5.150%	11/15/41	700,000	807,059
Celgene Corp., Senior Notes	3.625%	5/15/24	560,000	584,774
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	126,785
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	970,000	1,076,021

Total Biotechnology				2,594,639

Health Care Providers & Services - 1.1%
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	60,000	59,500
Humana Inc., Senior Notes	7.200%	6/15/18	1,000,000	1,164,530
Humana Inc., Senior Notes	3.850%	10/1/24	1,280,000	1,335,421

Total Health Care Providers & Services				2,559,451

Pharmaceuticals - 1.6%
AbbVie Inc., Senior Notes	4.400%	11/6/42	450,000	475,031
Merck & Co. Inc., Senior Notes	3.700%	2/10/45	640,000	638,481
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	831,269
Wyeth, Notes	5.950%	4/1/37	1,100,000	1,425,296

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Zoetis Inc., Senior Notes	4.700%	2/1/43	$270,000	$276,592

Total Pharmaceuticals				3,646,669

TOTAL HEALTH CARE				8,800,759

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.4%
Exelis Inc., Senior Notes	5.550%	10/1/21	885,000	976,242

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	952,078

Airlines - 1.7%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	480,000	504,696	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	486,218	509,314	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	141,353	164,252
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	468,544	541,168
United Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	168,908	186,001
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	118,719	131,778
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	216,497	238,688
United Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	245,912	260,051
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	10.400%	11/1/16	70,186	77,465
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	627,468	734,137
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	545,532	624,634

Total Airlines				3,972,184

Commercial Services & Supplies - 0.8%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	248,861
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	900,000	886,500	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	766,565

Total Commercial Services & Supplies				1,901,926

Machinery - 0.3%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	398,222
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	180,000	211,214

Total Machinery				609,436

Marine - 0.2%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	489,000	492,667	(d)

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.900%	4/1/44	760,000	874,159
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	70,000	68,600	(a)

Total Road & Rail				942,759

TOTAL INDUSTRIALS				9,847,292

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	340,000	340,000

IT Services - 0.0%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	91,000	97,825	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - 0.8%
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	$1,480,000	$1,565,910
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	360,000	404,608

Total Semiconductors & Semiconductor Equipment				1,970,518

TOTAL INFORMATION TECHNOLOGY				2,408,343

MATERIALS - 4.5%
Chemicals - 0.3%
Ecolab Inc., Senior Notes	5.500%	12/8/41	260,000	317,197
LYB International Finance BV, Senior Bonds	4.875%	3/15/44	140,000	151,005
LyondellBasell Industries NV, Senior Notes	4.625%	2/26/55	340,000	337,010

Total Chemicals				805,212

Containers & Packaging - 0.3%
Rock-Tenn Co., Senior Notes	4.900%	3/1/22	710,000	774,544

Metals & Mining - 3.8%
Alcoa Inc., Senior Notes	5.125%	10/1/24	520,000	566,573
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,200,000	1,182,365
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	185,314
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	2,000,000	2,544,400
Southern Copper Corp., Senior Notes	5.375%	4/16/20	260,000	282,641
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	240,000	258,600
Vale Overseas Ltd., Notes	6.875%	11/21/36	2,100,000	2,101,050
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	500,000	457,500	(a)
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	1,200,000	1,282,487	(a)

Total Metals & Mining				8,860,930

Paper & Forest Products - 0.1%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	200,000	201,500

TOTAL MATERIALS				10,642,186

TELECOMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 7.4%
AT&T Inc., Global Notes	5.600%	5/15/18	1,500,000	1,668,831
AT&T Inc., Senior Notes	5.550%	8/15/41	440,000	481,224
British Telecommunications PLC, Bonds	9.625%	12/15/30	2,000,000	3,253,036
Embarq Corp., Notes	7.995%	6/1/36	1,500,000	1,758,750
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,250,000	1,187,500
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	330,000	471,280
Telecom Italia Capital SA, Senior Notes	7.175%	6/18/19	610,000	707,600
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	830,000	878,937	(a)
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	191,717
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	400,000	405,200	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,823,192
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	1,473,000	1,938,745
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	1,508,000	1,585,596	(a)

Total Diversified Telecommunication Services				17,351,608

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV, Senior Notes	4.375%	7/16/42	800,000	819,640
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	1,000,000	1,162,097
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	280,000	326,200	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	700,000	726,250
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	563,402

Total Wireless Telecommunication Services				3,597,589

TOTAL TELECOMMUNICATION SERVICES				20,949,197

UTILITIES - 7.1%
Electric Utilities - 5.7%
Berkshire Hathaway Energy, Senior Notes	5.750%	4/1/18	1,000,000	1,124,970
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	1,000,000	1,327,532
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	618,376
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	600,000	676,498

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	$600,000	$841,885
FirstEnergy Corp., Notes	7.375%	11/15/31	3,040,000	3,885,625
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	2,000,000	2,170,000
IPALCO Enterprises Inc., Senior Secured Notes	7.250%	4/1/16	1,030,000	1,089,225	(a)
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	600,000	736,540
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	500,000	849,407

Total Electric Utilities				13,320,058

Gas Utilities - 0.8%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	1,500,000	1,934,533

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	8.000%	6/1/20	1,100,000	1,267,750

TOTAL UTILITIES				16,522,341

TOTAL CORPORATE BONDS & NOTES (Cost - $185,897,612)				214,054,560

MUNICIPAL BONDS - 0.5%
Alabama - 0.1%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	310,000	345,734

California - 0.1%
University of California Revenue	4.062%	5/15/33	220,000	227,482

Illinois - 0.3%
Chicago, IL, GO, Taxable Project	7.781%	1/1/35	20,000	24,254
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	530,000	602,181

Total Illinois				626,435

TOTAL MUNICIPAL BONDS (Cost - $1,144,302)				1,199,651

SENIOR LOANS - 0.3%
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Nielsen Finance LLC, USD Term Loan B2 (Cost - $638,409)	3.171%	4/15/21	638,409	639,939	(e)(f)

SOVEREIGN BONDS - 0.6%
Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	431,000	495,650

Turkey - 0.4%
Republic of Turkey, Notes	4.875%	4/16/43	840,000	836,699

TOTAL SOVEREIGN BONDS (Cost - $1,184,754)				1,332,349

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.6%
U.S. Government Obligations - 1.6%
U.S. Treasury Bonds	3.125%	8/15/44	720,000	797,681
U.S. Treasury Bonds	3.000%	11/15/44	1,850,000	2,003,493
U.S. Treasury Notes	1.625%	12/31/19	810,000	814,999
U.S. Treasury Notes	2.000%	2/15/25	260,000	259,980

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,842,200)				3,876,153

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Citigroup Inc. (Cost - $1,474,006)			29,728	1,558,342

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.4%
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Actavis PLC (Cost - $920,000)	5.500%		920	943,920

PREFERRED STOCKS - 2.1%
FINANCIALS - 2.1%
Banks - 0.5%
M&T Bank Corp.	6.375%		1,000	1,124,000
U.S. Bancorp	5.150%		3,585	87,295

Total Banks				1,211,295

Capital Markets - 0.2%
State Street Corp.	5.900%		16,755	448,531	(b)

Consumer Finance - 1.2%
GMAC Capital Trust I	8.125%		105,800	2,753,974	(b)

Diversified Financial Services - 0.2%
Citigroup Capital XIII	7.875%		17,525	465,464	(b)

TOTAL PREFERRED STOCKS (Cost - $4,501,533)				4,879,264

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $199,602,816)				228,484,178

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Goldman Sachs & Co. repurchase agreement dated 2/27/15; Proceeds at maturity - $2,700,011; (Fully collateralized by U.S. government agency obligations, 1.880% due 9/10/19; Market value - $2,759,063) (Cost - $2,700,000)	0.050%	3/2/15	$2,700,000	2,700,000

TOTAL INVESTMENTS - 98.7% (Cost - $202,302,816#)				231,184,178
Other Assets in Excess of Liabilities - 1.3%				3,060,665

TOTAL NET ASSETS - 100.0%				$234,244,843

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Illiquid security.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$214,054,560	—	$214,054,560
Municipal bonds	—	1,199,651	—	1,199,651
Senior loans	—	639,939	—	639,939
Sovereign bonds	—	1,332,349	—	1,332,349
U.S. government & agency obligations	—	3,876,153	—	3,876,153
Common stocks	$1,558,342	—	—	1,558,342
Convertible preferred stocks	943,920	—	—	943,920
Preferred stocks	4,879,264	—	—	4,879,264

Total long-term investments	$7,381,526	$221,102,652	—	$228,484,178

Short-term investments†	—	2,700,000	—	2,700,000

Total investments	$7,381,526	$223,802,652	—	$231,184,178

Other financial instruments:
Futures contracts	$10,758	—	—	$10,758
Forward foreign currency contracts	—	$153,833	—	153,833
Centrally cleared interest rate swaps	—	170,337	—	170,337

Total other financial instruments	$10,758	$324,170	—	$334,928

Total	$7,392,284	$224,126,822	—	$231,519,106

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$108,688	—	—	$108,688
Forward foreign currency contracts	—	$37,507	—	37,507
OTC credit default swaps on corporate issues - buy protection‡	—	70,963	—	70,963

Total	$108,688	$108,470	—	$217,158

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,366,422
Gross unrealized depreciation	(485,060)

Net unrealized appreciation	$28,881,362

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	28	6/15	$3,329,121	$3,339,875	$10,754
U.S. Treasury Ultra Long-Term Bonds	1	6/15	168,277	168,281	4

					10,758

Contracts to Sell:
U.S. Treasury 10-Year Notes	178	6/15	22,639,156	22,747,844	(108,688)

Net unrealized depreciation on open futures contracts					$(97,930)

At February 28, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	50,311,577	USD	728,098	Bank of America N.A.	4/15/15	$72,940
USD	773,429	RUB	50,311,577	Bank of America N.A.	4/15/15	(27,609)
INR	143,010,000	USD	2,300,676	Bank of America N.A.	4/16/15	(9,898)
USD	2,387,879	EUR	2,120,000	Bank of America N.A.	4/16/15	14,284
INR	71,560,000	USD	1,135,693	Citibank N.A.	4/16/15	10,578
USD	1,097,277	EUR	930,000	Citibank N.A.	4/16/15	56,031

Total						$116,326

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
RUB	— Russian Ruble
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At February 28, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc.	$6,519,000	5/15/30	2.110% semi-annually	3-Month LIBOR	$40,300	$170,337

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (E.I. du Pont de Nemours & Co., 5.250%, due 12/15/16)	$780,000	3/20/19	0.318%	1.000% quarterly	$(21,232)	$(18,017)	$(3,215)
Goldman Sachs Group Inc. (Kinder Morgan Energy Partners LP, 3.950%, due 9/1/22)	1,100,000	12/20/18	0.400%	1.000% quarterly	(24,767)	(7,559)	(17,208)
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	856,423	3/20/19	0.270%	1.000% quarterly	(24,964)	(18,439)	(6,525)

Total	$2,736,423				$(70,963)	$(44,015)	$(26,948)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015